Additional information - Financial Statement Schedule I (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2022 GBP (£) $ / shares	Jun. 30, 2022 GBP (£) £ / shares	Jun. 30, 2021 GBP (£) $ / shares	Jun. 30, 2021 GBP (£) £ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 £ / shares
Condensed financial information
Borrowings	£ 636,122	£ 636,122	£ 530,236	£ 530,236
Dividends recognised as distributions to owners per share | (per share)	£ 0.27	£ 0.21	£ 0.09	£ 0.07	$ 0.18	£ 0.14
Red Football Limited
Condensed financial information
Dividend limit in relation to consolidated net income under restricted payment covenants	50.00%	50.00%
Parent
Condensed financial information
Dividends recognised as distributions to owners per share | (per share)	£ 0.27	£ 0.21	£ 0.09	£ 0.07	$ 0.18	£ 0.14